Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	$ 5,999	¥ 41,207	¥ 35,782
Unamortized discount and debt issuance cost	(30)	(209)	(171)
Long-term Debt, Total	$ 5,969	¥ 40,998	¥ 35,611